Notes Payable	9 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
6. Notes Payable

Notes payable originating during 2011

In January 2011, the Company received $50,000 upon issuing an unsecured 10% convertible loan agreement and promissory note due in April 2011 to private, non-affiliated investors. The note is convertible at maturity into shares of the Company’s common stock at a conversion price of $0.75 per share. Warrants to purchase 66,667 shares of common stock at an exercise price of $0.75 per share were issued with the loan agreement. The Company did not repay the promissory note on or before the maturity date, and as a result, the note holder became entitled to receive a warrant to purchase an additional 66,667 shares of common stock.

 On January 19, 2011, the Company entered into an agreement to receive up to $2,220,000 from a non affiliated third party (the “Investor”). Under the agreement the Company entered into two promissory notes with principal amounts of $1,120,000 and $1,100,000, which are secured by certain notes and assets provided by the Investor (representing future tranches of funding under the Agreement), but are not secured by any assets of the Company. The $1,120,000 note carries an original issue discount of 10% and annual interest of 9% per annum, payable at maturity on June 30, 2012, and the $1,100,000 note carries an original issue discount of 10% and annual interest of 6% per annum, payable at maturity on December 31, 2013. Both notes were initially convertible into shares of the Company’s common stock, at a conversion price equal to 80% of the average of the daily volume weighted price of the Company’s common stock for the five lowest trading days during the 10 days immediately preceding conversion. The notes have down-round protection upon the occurrence of specified events. The proceeds of Note 1 were received at closing on January 21, 2011. During the three months ended September 30, 2011 $645,000 of the principal and interest outstanding on Note 1 was converted into 2,000,000 shares of the Company’s Common Stock. As of September 30, 2011 the balance outstanding, including principal, original issue discount and interest, was $509,000. The beneficial conversion feature related to Note 1 was determined to be approximately $276,000. As a result, the total discount on the Note 1 (including the original issue discount) totaled $396,000, and is being amortized over the term of the note. The proceeds of Note 2 initially were to be received in four equal monthly tranches starting on July 19, 2011. Note 2 was subsequently amended on May 4, 2011 as described in the paragraph below.

On January 20, 2011, the Company entered into a $130,000 unsecured 12% Loan Agreement with SDS (the “SDS Loan”) due August 2, 2011.

On February 11, 2011, the Company received $50,000 upon issuing unsecured 6% convertible loan agreement and promissory note due in February 11, 2012 to a private, non-affiliated investor. The note is convertible at maturity into shares of the Company’s common stock at a conversion price of $0.50 per share. The intrinsic value of the convertible notes resulted in a beneficial conversion feature amounting to $25,000 which was recorded as a debt discount to be amortized over the term of the note.

On February 18, 2011, the Company entered into a transaction under which amounts due to a service provider were converted into a Convertible Promissory note in the amount of $192,195. The note was assigned to an unrelated, non-affiliated third party and amended (the “Amended Note”). The Amended Note carries an original issue discount of 10% and an annual interest rate of 4% payable at maturity on February 18, 2013. The Amended Note is convertible into shares of the Company’s common stock, at a conversion price equal to 80% of the market price at the time of conversion (the average price comprised of the average of the daily volume weighted average prices for the 5 trading days with the lowest average prices during the 15 trading days immediately preceding conversion). During the six months ended June 30, 2011 the note was converted into 749,365 shares of the Company’s common stock. The Company also entered into an additional agreement with the same investor to receive $190,000 pursuant to an additional Convertible Promissory Note under the same terms and with the same maturity date as the Amended Note. The intrinsic value of the convertible notes resulted in a beneficial conversion feature amounting to $122,000. As a result, the total discount on the notes (including original issue discount) totaled $176,000 and is being amortized over the term of the note. ). During the three months ended September 30, 2011 $15,000 of the note was converted into 46,780 shares of the Company’s common stock.

During the three months ended March 31, 2011, the Company received an additional $650,000 under the $3,050,000 financing agreement which originated on December 14, 2010. During 2010, the Company received $350,000, and as of March 31, 2011, the cumulative amount advanced under the agreement was $1,000,000. The advances include a one-time interest charge of 11% and are repayable on December 16, 2013. The principal and interest payable under the agreement of $1,102,000 at March 31, 2011, is effectively convertible into common stock, at a conversion price equal to 80% of the average of the five lowest closing prices for the Company's stock, over the 25 trading days immediately preceding conversion. The beneficial conversion feature related to the agreement was determined to be approximately $675,000, and is being amortized over the term of the note. On March 30, 2011, at the Company’s request, the Investor agreed to cancel a note in the amount of $500,000 that was to be included in future stages of the funding arrangement entered into on December 14, 2010. The effect of this cancellation was to remove the Company’s obligation in that amount, and correspondingly reduce that funding arrangement.

On March 31, 2011, the Company entered into an unsecured Loan Agreement and Promissory Note with Toucan Partners in the amount of $500,000. The note matures on December 14, 2013, carries an original issue discount of approximately 10% and a one-time interest charge of 10%. The note is convertible into shares of the Company’s stock at a conversion price equal to 80% of the average of the five lowest closing prices in the 25 days previous to the conversion date which was $0.28 on the date the note was issued. Any amount that is still outstanding at maturity is repayable in cash. The intrinsic value of the convertible notes resulted in a beneficial conversion feature amounting to $436,000. As a result, the total discount on the combined notes (including original issue discount) totaled $489,000 and is being amortized over the term of the notes.

On May 4, 2011, the Company received funding of $600,000 pursuant to the January 19, 2011 $2,220,000 funding agreement described above.  Initial funding of $1,000,000 was received in January 2011 and under the terms of the agreement the second tranche of $1,000,000 was to be provided in four equal monthly installments, starting six months after the closing of the initial funding in January 2011.  On May 4, 2011 the Company and the Investor agreed to modify the terms of the original agreement to accelerate the Investor’s advance of $600,000 of the second $1,000,000 tranche. The Company issued a convertible promissory note in the amount of $600,000 to the Investor, with a maturity of December 31, 2013, an original issue discount of 10% and an annual interest rate of 6%.  In consideration of the acceleration of the $600,000 funding, the Company agreed to amend the conversion price of convertible promissory Notes 1 and 2, on a going forward basis, thereby reducing it from 80% to 70% of the market price at the time of conversion.  The beneficial conversion feature related to Note 2 was determined to be approximately $152,000. As a result, the total discount on the note (including the original issue discount) totaled $343,000, and is being amortized over the term of the note.

On May 31, 2011, the Company accepted financing in the aggregate amount of $3,000,000 from Whitebox Advisors a large unaffiliated institutional investor and its affiliates (“Whitebox”). In consideration of the funding received from Whitebox, the Company issued convertible promissory notes (the “Notes”) to Whitebox, in accordance with their respective investment.  The maturity date of the Notes is November 30, 2012 (the “Maturity Date”) and the Notes bear interest at the annualized rate of 10% per annum.  The Notes are only convertible on the Maturity Date, at the election of Whitebox, and are only convertible into shares of the Company's unregistered, restricted common stock at that time.  The Notes are convertible at $0.57 per share (the “Conversion Price”).  So long as more than 50% of the original principal amount of the Notes is still outstanding, the Conversion Price is subject to anti-dilution adjustment based on subsequent offerings; however, in no event shall the Conversion Price be adjusted to a price less than $0.35 (“down round protection”).  When at least 50% of the original principal amount has been repaid, the anti-dilution provision shall terminate and cease to have any applicability.  The Company may prepay the Notes in whole or in part at any time or times after August 31, 2011, provided that the Company pays the full amount of interest that would have been due up to the Maturity Date on any prepaid amounts.  Whitebox has the right to elect whether to receive such prepayment in cash and/or in shares of the Company’s common stock.  The Company has no obligation to register any of the shares of common stock underlying the Notes, other than an obligation to allow piggyback registration when capacity is available in the Company’s reasonable commercial discretion. The Company determined that the down round protection on the conversion price should be accounted for as an embedded derivative. The derivate was valued at $1,389,000 using a binomial model and recorded an embedded derivative liability with the offsetting charge recorded as a debt discount.

The Company also issued to Whitebox warrants to purchase 5,263,159 shares of the Company’s common stock, at an exercise price of $0.57 per share (the same price per share as the Conversion Price under the Notes).  The Warrants expire five years after issuance.  The Warrants do not allow any cashless exercise, and require the holder to pay for all exercises in cash. The Company has agreed to file a registration statement for the resale of the shares of common stock underlying the Warrants by the second anniversary of the issuance of the warrants. In June 2011 Whitebox effectively transferred a sizeable portion of these warrants (for 725,363 shares) in conjunction with the investment of the Richard Schulze Family Foundation in the Company (see Note 11). The relative fair value of the Warrants is $1,611,000 and is being amortized over the term of the note.

On May 26, 2011, the Company reached an agreement with the holders of convertible promissory notes dated November 29, 2010 in the amount of $295,000 with a maturity date of May 29, 2011.  Under the terms of the notes, the notes were convertible into shares of the Company’s stock at a conversion price equal to the first $1 million of equity raised during the term of the notes.  Since May 26, 2011, the Company had not raised $1 million in equity, during the term of the notes, the parties negotiated to convert the outstanding principal and interest into shares of the Company’s common stock at the average of the volume weighted average price for the 10 days prior to the conversion.  The Company issued the note holders 559,480 shares of the Company’s common stock in full and final settlement of the Company’s obligations under the notes. As a result of the negotiated conversion terms, the Company recognized the excess of the fair value of the securities transferred over the securities issuable pursuant to the original terms as a charge to operations amounting to $125,000 during the three months ended June 30, 2011.
During the three months ended June 30, 2011, the Company received an additional $550,000 under the $3,050,000 financing agreement which originated on December 14, 2010. During 2010, the Company received $350,000 and during 2011 the Company has received $1.2 million.

As of June 30, 2011, the cumulative amount advanced under the agreement was $1,550,000. The advances include an original issue discount of 10% and a one-time interest charge of 11% and are repayable on December 16, 2013. The principal and interest payable under the agreement is convertible into common stock, at a conversion price equal to 80% of the average of the five lowest closing prices for the Company's stock, over the 25 trading days immediately preceding conversion. On June 27, 2011, $574,000 of the advances made to date was converted into 2,000,000 shares of common stock.

During the three months ended September 30, 2011, the Company received an additional $50,000 under the $3,050,000 financing agreement which originated on December 14, 2010. During 2010, the Company received $350,000 and during 2011 the Company has received $1.2 million. As of September 30, 2011, the cumulative amount advanced under the agreement was $1,600,000. The advances include an original issue discount of 10% and a one-time interest charge of 10% and are repayable on December 16, 2013. The principal and interest payable under the agreement is convertible into common stock, at a conversion price equal to 80% of the average of the five lowest closing prices for the Company's stock, over the 25 trading days immediately preceding conversion. As of September 30, 2011 a balance, including principal, original issue discount and interest of $1,362,000 was outstanding under the agreement. The value of the beneficial conversion related to the funding provided in the quarter was $28,000.  As a result, the total discount on the note (including the original issue discount) totaled $917,000 is being amortized over the term of the note.

On July 22, 2011 the Company issued 300,000 shares of common stock at $0.75 per share in conversion of a note payable amounting to $136,618.

On August 11, 2011 the Company issued 350,000 shares of common stock at $0.34 per share in conversion of a note payable amounting to $119,315.

On August 18, 2011 the Company issued 400,000 shares of common stock at $0.33 per share in conversion of a note payable amounting to $134,417.

On September 1, 2011 the Company issued 450,000 shares of common stock at $0.32 per share in conversion of a note payable amounting to $142,966.

On September 14, 2011 the Company issued 420,000 shares of common stock at $0.20 per share in conversion of a note payable amounting to $100,000.

On September 15, 2011 the Company issued 560,000 shares of common stock at $0.20 per share in conversion of a note payable amounting to $75,000.

On September 21, 2011 the Company issued 500,000 shares of common stock at $0.28 per share in conversion of a note payable amounting to $141,008.

On September 23, 2011 the Company issued 46,783 shares of common stock at $0.32 per share in conversion of a note payable amounting to $15,000.

During the three months ended September 30, 2011, a note payable to an Officer of the Company was repaid  in the amount of $49,000.

	December 31, 2010	September 30, 2011
Notes payable - current
12% unsecured due July 2011 (net of warrant discount and original issue discount $38 in 2010 and $0 in 2011)	$714	$934
12% unsecured originally due March 2011	650	450
	$1,364	$1,384

Notes payable related parties - current
12% unsecured due December 31, 2011	$4,000	$4,000

Convertible notes payable, net - current
0% unsecured due June 2011 (net of discount related to beneficial conversion feature $357 in 2010 and $0 in 2011)	$360	$-
6% unsecured due November 2010	300	50
6% unsecured originally due March 2011	110	110
6% unsecured due between March 2011 and March 2012 (net of discount related to beneficial conversion feature $424 in 2010 and $139 in 2011)	1,526	2,509
10% unsecured due between March and May 2011 (net of discount related to beneficial conversion feature $57 in 2010 and $0 in 2011)	338	-
11% unsecured due December 2011 (net of discount related to beneficial conversion feature $143 in 2010 and $38 in 2011)	102	49
6% unsecured due June 2012 (net of discount related to beneficial conversion feature $0 in 2010 and $182 in 2011)	-	953
	$2,736	$3,671

Convertible Notes payable related party, net - current
6% due July 2011 and November 2011 (net of discount reated to beneficial conversion feature $351 in 2010 and $0 in 2011)	$-	$1,300

Long term notes payable
20% unsecured convertible note due December 2013	$350	$-
6% unsecured note due October 2012	-	200
	$350	$200

Long term convertible notes, net
6% unsecured due March 2012 (net of discount related to beneficial conversion feature $321 in 2010 and $0 in 2011)	$555	$-
20% unsecured convertible note due December 2013 (net of discount related to beneficial conversion feature $0 in 2010 and $492 in 2011)	-	695
4% unsecured convertible note due February 2013 (net of discount related to beneficial conversion feature $0 in 2010 and $55 in 2011)	-	151
10% unsecured convertible note due November 2012 (net of discount related to beneficial conversion feature $0 in 2010 and $2,333 in 2011)	-	667
	$555	$1,513
Long term convertible notes related party, net
20% unsecured convertible note due December 2013 (net of discount reated to beneficial conversion feature and original issue discount $367 in 2011)	$949	$185

Total notes payable, net	$9,954	$12,253